Property, plant and equipment - Schedule of Property, Plant and Equipment (Including Assets Held Under Finance Leases) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	€ 9,651	€ 9,579	[1]
Acquisitions and other increases	1,261	1,459		€ 1,394
Property, plant and equipment, ending balance	9,717	9,651		9,579	[1]
Gross value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	22,697	21,978		21,877
Changes in scope of consolidation	0	22		69
Acquisitions and other increases	1,261	1,459		1,394
Disposals and other decreases	(319)	(669)		(631)
Currency translation differences	200	111		(784)
Transfers	(271)	(204)		53
Property, plant and equipment, ending balance	23,568	22,697		21,978
Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(13,046)	(12,399)		(11,858)
Depreciation expense	(1,137)	(1,137)		(1,121)
Impairment losses, net of reversals	(98)	(95)		(254)
Disposals and other decreases	313	526		557
Currency translation differences	(92)	(58)		343
Transfers	209	117		(66)
Property, plant and equipment, ending balance	(13,851)	(13,046)		(12,399)
Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	264	298
Property, plant and equipment, ending balance	244	264		298
Land | Gross value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	283	318		327
Changes in scope of consolidation	0	0		22
Acquisitions and other increases	0	0		0
Disposals and other decreases	(3)	(23)		(10)
Currency translation differences	6	0		(21)
Transfers	(31)	(12)		0
Property, plant and equipment, ending balance	255	283		318
Land | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(19)	(20)		(7)
Depreciation expense	0	0		0
Impairment losses, net of reversals	(4)	(8)		(11)
Disposals and other decreases	2	8		0
Currency translation differences	0	0		1
Transfers	10	1		(3)
Property, plant and equipment, ending balance	(11)	(19)		(20)
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	3,087	3,156
Property, plant and equipment, ending balance	3,217	3,087		3,156
Buildings | Gross value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	6,883	6,768		6,958
Changes in scope of consolidation	0	6		23
Acquisitions and other increases	10	22		10
Disposals and other decreases	(42)	(227)		(124)
Currency translation differences	80	57		(326)
Transfers	351	257		227
Property, plant and equipment, ending balance	7,282	6,883		6,768
Buildings | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(3,796)	(3,612)		(3,427)
Depreciation expense	(357)	(351)		(329)
Impairment losses, net of reversals	(33)	(24)		(45)
Disposals and other decreases	54	170		94
Currency translation differences	(40)	(29)		140
Transfers	107	50		(45)
Property, plant and equipment, ending balance	(4,065)	(3,796)		(3,612)
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	3,238	3,260
Property, plant and equipment, ending balance	3,393	3,238		3,260
Machinery and equipment | Gross value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	10,468	10,145		10,034
Changes in scope of consolidation	0	11		11
Acquisitions and other increases	50	48		63
Disposals and other decreases	(148)	(272)		(261)
Currency translation differences	64	26		(278)
Transfers	619	510		576
Property, plant and equipment, ending balance	11,053	10,468		10,145
Machinery and equipment | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(7,230)	(6,885)		(6,480)
Depreciation expense	(586)	(595)		(595)
Impairment losses, net of reversals	(4)	(40)		(177)
Disposals and other decreases	140	235		239
Currency translation differences	(40)	(15)		147
Transfers	60	70		(19)
Property, plant and equipment, ending balance	(7,660)	(7,230)		(6,885)
Fixtures, fittings and other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	665	646
Property, plant and equipment, ending balance	603	665		646
Fixtures, fittings and other | Gross value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	2,579	2,450		2,421
Changes in scope of consolidation	0	4		6
Acquisitions and other increases	56	71		54
Disposals and other decreases	(114)	(127)		(125)
Currency translation differences	17	17		(75)
Transfers	49	164		169
Property, plant and equipment, ending balance	2,587	2,579		2,450
Fixtures, fittings and other | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(1,914)	(1,804)		(1,757)
Depreciation expense	(194)	(191)		(197)
Impairment losses, net of reversals	(2)	(11)		(6)
Disposals and other decreases	106	110		117
Currency translation differences	(12)	(14)		53
Transfers	32	(4)		(14)
Property, plant and equipment, ending balance	(1,984)	(1,914)		(1,804)
Property, plant and equipment in process
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	2,397	2,219
Property, plant and equipment, ending balance	2,260	2,397		2,219
Property, plant and equipment in process | Gross value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	2,484	2,297		2,137
Changes in scope of consolidation	0	1		7
Acquisitions and other increases	1,145	1,318		1,267
Disposals and other decreases	(12)	(20)		(111)
Currency translation differences	33	11		(84)
Transfers	(1,259)	(1,123)		(919)
Property, plant and equipment, ending balance	2,391	2,484		2,297
Property, plant and equipment in process | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(87)	(78)		(187)
Depreciation expense	0	0		0
Impairment losses, net of reversals	(55)	(12)		(15)
Disposals and other decreases	11	3		107
Currency translation differences	0	0		2
Transfers	0	0		15
Property, plant and equipment, ending balance	€ (131)	€ (87)		€ (78)

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).